FORM 13F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 1999

                (Please read instructions before preparing form)

                       If amended report check here: [ ]

Name of Institutional Investment Manager:

Chesapeake Partners Management Co., Inc. (28-4120)
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Business Address:

Street:   1829 Reisterstown Road   City  Baltimore   State  Maryland  Zip 21208
         -------------------------      -----------         --------      -----

Name, Phone No., and Title of Person Only Authorized to Submit This Report:

Mark D. Lerner,      (410) 602-0195,      Vice President
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     ATTENTION--Intentional misstatements or omissions of facts, constitute
     Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).


                  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete, it is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

                  Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Baltimore and State of Maryland on the 13th day of May, 1999.

              CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
              (Name of Institutional Investment Manager)


              /s/ MARK D. LERNER
              _________________________________________________________
              Mark D. Lerner, Vice President
              (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No.     13F File Number         Name

                              Chesapeake Partners
                              FORM 13F
                              March 31, 1999

                      Title                                  Investment Discretion                  Voting Authority
                        of                                       ---------                             ----------
Security              Class    CUSIP    Market Value    Quantity    Sole    Share    Other    Managers    Sole    Share    None
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



  *INFORMATION HAS BEEN OMITTED AND CONFIDENTIALLY FILED WITH THE COMMISSION.



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

                              Chesapeake Partners
                              FORM 13F
                              March 31, 1999

                      Title                                  Investment Discretion                  Voting Authority
                        of                                       ---------                             ----------
Security              Class    CUSIP    Market Value    Quantity    Sole    Share    Other    Managers    Sole    Share    None
-------------------------------------------------------------------------------------------------------------------------------



  *INFORMATION HAS BEEN OMITTED AND CONFIDENTIALLY FILED WITH THE COMMISSION.



-------------------------------------------------------------------------------------------------------------------------------

                              Chesapeake Partners
                              FORM 13F
                              March 31, 1999

                      Title                                  Investment Discretion                  Voting Authority
                        of                                       ---------                             ----------
Security              Class    CUSIP    Market Value    Quantity    Sole    Share    Other    Managers    Sole    Share    None
-------------------------------------------------------------------------------------------------------------------------------



  *INFORMATION HAS BEEN OMITTED AND CONFIDENTIALLY FILED WITH THE COMMISSION.



-------------------------------------------------------------------------------------------------------------------------------

                              Chesapeake Partners
                              FORM 13F
                              March 31, 1999

                      Title                                  Investment Discretion                  Voting Authority
                        of                                       ---------                             ----------
Security              Class    CUSIP    Market Value    Quantity    Sole    Share    Other    Managers    Sole    Share    None
-------------------------------------------------------------------------------------------------------------------------------



  *INFORMATION HAS BEEN OMITTED AND CONFIDENTIALLY FILED WITH THE COMMISSION.



-------------------------------------------------------------------------------------------------------------------------------